Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Crypto Industry and Digital Payments ETF - Fidelity Crypto Industry and Digital Payments ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 19, 2022
Annual Return 2023	165.75%